Income tax	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Income tax
19.	Income tax
The major components of income tax expense for the years ended December 31, 2019, 2018 and 2017 are:

Recognised in profit or loss	2019	2018	2017
Current income tax
Current income tax charge	(2,981)	(2,315)	(3,397)
Adjustments in respect of income tax, including income tax penalties and changes in uncertain income tax position	(2,718)	(2,962)	(3,154)

Deferred tax
Relating to origination and reversal of temporary differences	(2,288)	2,596	3,401

Income tax expense reported in the consolidated statement of profit (loss) and other comprehensive income	(7,987)	(2,681)	(3,150)

In January 2013, the Group created the consolidated group of taxpayers in accordance with the Tax code of the Russian Federation, under the Federal law of the Russian Federation of November 16, 2011 No. 321-FZ. The existence of the consolidated group of taxpayers is subject to compliance with several conditions stated in the Tax code of the Russian Federation. The Group believes that these conditions were met as of December 31, 2019, 2018 and 2017. In 2016-2019, the consolidated group of taxpayers consisted of 20 subsidiaries of the Group, together with Mechel PAO, which is the responsible taxpayer under the agreement. Under the Federal law of the Russian Federation of August 3, 2018 No. 302-FZ, the Russian legislation introduced a limitation for registration by the tax authorities of agreements on the establishment of consolidated group of taxpayers, changes to contracts related to the accession of new members of such groups, withdrawal of participants, the extension of the agreement on the established consolidated group of taxpayers and termination of the consolidated group of taxpayers by January 1, 2023.
For subsidiaries which are not included in the consolidated group of taxpayers, income taxes are calculated on an individual subsidiary basis. Deferred income tax assets and liabilities are recognised in the accompanying consolidated financial statements in the amount determined by the Group in accordance with IAS 12.

During 2017-2019, income tax was calculated at 20% of taxable profit in Russia and Kazakhstan, and at 25% in Austria. Income tax in Germany was calculated at 32.81%, 32.10% and 32.10% for 2017, 2018 and 2019. Amendments in the tax legislation Switzerland resulted in the increase in tax rate from 10.5%-11% to 13% since January 1, 2020.
Starting 2018, Elgaugol used a privilege and applied a 0% income tax rate due to fulfillment of conditions of the Regional investment project (RIP).
The reconciliation between the income tax expense computed by applying the Russian enacted statutory tax rates to the income from continuing operations before tax and non-controlling interest, to the income tax expense reported in the consolidated financial statements is as follows:

	2019	2018	2017
Profit before tax from continuing operations	12,272	16,217	15,720

Income tax expense at statutory income tax rate of 20%	(2,454)	(3,243)	(3,144)

Adjustments:
Adjustments in respect of income tax, including income tax penalties and changes in uncertain income tax position.	(2,718)	(2,962)	(3,154)
Unrecognised current year tax losses and write-off of previously recognised asset on tax losses	(1,277)	4,008	4,783
Non-deductible expenses for tax purposes	(1,347)	(3,625)	(1,755)
Non-deductible interest expense	(229)	(363)	(254)
Effect of restructuring and expense related to fines and penalties on breach of covenants in credit agreements	—	3,460	112
Effect of different tax rates	155	(12)	262
Change in tax rate	(117)	56	—

At the effective income tax rate of 65.1% (16.5% in 2018, 20.0% in 2017) income tax expense reported in the consolidated statement of profit (loss) and other comprehensive income	(7,987)	(2,681)	(3,150)

The deferred tax balances were calculated by applying the currently enacted statutory income tax rate in each jurisdiction applicable to the period in which the temporary differences between the carrying amounts and tax base (both in respective local currencies) of assets and liabilities are expected to reverse.

The amounts reported in the accompanying consolidated financial statements consisted of the following:

	January 1, 2019	Adjustment on initial application of IFRS 16	January 1, 2019 adjusted for the effect of IFRS 16	Tax (expense) benefit during the period recognised in profit or loss	Foreign currency translation effect	December 31, 2019
Deferred tax assets
Property, plant and equipment	386	(86)	300	386	—	686
Rehabilitation provision	773	—	773	295	—	1,068
Inventory	1,716	—	1,716	(36)	(1)	1,679
Trade and other receivables	790	—	790	(269)	(2)	519
Loans and borrowings	320	—	320	40	—	360
Lease liabilities	843	651	1,494	1,087	(4)	2,577
Trade and other payables and other liabilities	869	—	869	(340)	—	529
Net operating loss carry-forwards	13,623	—	13,623	(3,210)	(10)	10,403
Other	74	—	74	40	(3)	111

Deferred tax liabilities
Property, plant and equipment	(15,468)	(537)	(16,005)	(1,830)	30	(17,805)
Mineral licenses	(6,376)	—	(6,376)	235	—	(6,141)
Inventory	(834)	—	(834)	(160)	5	(989)
Trade and other receivables	(499)	—	(499)	(280)	5	(774)
Loans and borrowings	(3,898)	—	(3,898)	1,825	—	(2,073)
Trade and other payables and other liabilities	(337)	—	(337)	(71)	29	(379)

Deferred tax assets (liabilities), net	(8,018)	28	(7,990)	(2,288)	49	(10,229)

	January 1, 2018	Adjustment on initial application of IFRS 9	January 1, 2018 adjusted for the effect of IFRS 9	Tax (expense) benefit during the period recognised in profit or loss	Foreign currency translation effect	December 31, 2018
Deferred tax assets
Property, plant and equipment	759	—	759	(373)	—	386
Rehabilitation provision	802	—	802	(29)	—	773
Inventory	179	—	179	1,537	—	1,716
Trade and other receivables	735	—	735	52	3	790
Loans and borrowings	313	822	1,135	(815)	—	320
Lease liabilities	983	—	983	(141)	1	843
Trade and other payables and other liabilities	656	—	656	213	—	869
Net operating loss carry-forwards	7,972	—	7,972	5,646	5	13,623
Other	86	—	86	(15)	3	74

Deferred tax liabilities
Property, plant and equipment	(15,869)	—	(15,869)	429	(28)	(15,468)
Mineral licenses	(6,652)		(6,652)	276	—	(6,376)
Inventory	(801)	—	(801)	(28)	(5)	(834)
Trade and other receivables	(330)	—	(330)	(160)	(9)	(499)
Loans and borrowings	(112)	50	(62)	(3,835)	(1)	(3,898)
Trade and other payables and other liabilities	(119)	—	(119)	(161)	(57)	(337)

Deferred tax assets (liabilities), net	(11,398)	872	(10,526)	2,596	(88)	(8,018)

	January 1, 2017	Tax benefit (expense) during the period recognised in profit or loss	Foreign currency translation effect	December 31, 2017
Deferred tax assets
Property, plant and equipment	677	81	1	759
Rehabilitation provision	694	108	—	802
Inventory	193	(9)	(5)	179
Trade and other receivables	831	(92)	(4)	735
Loans and borrowings	118	195	—	313
Lease liabilities	1,121	(138)	—	983
Trade and other payables and other liabilities	700	(31)	(13)	656
Net operating loss carry-forwards	4,715	3,248	9	7,972
Other	59	26	1	86

Deferred tax liabilities
Property, plant and equipment	(15,665)	(193)	(11)	(15,869)
Mineral licenses	(7,216)	564	—	(6,652)
Inventory	(684)	(117)	—	(801)
Trade and other receivables	(124)	(207)	1	(330)
Loans and borrowings	(103)	(9)	—	(112)
Trade and other payables and other liabilities	(96)	(25)	2	(119)

Deferred tax assets (liabilities), net	(14,780)	3,401	(19)	(11,398)

Recognised in the consolidated statement of financial position:

	December 31, 2019	December 31, 2018
Deferred tax assets	3,648	5,488
Deferred tax liabilities	(13,877)	(13,506)

Deferred tax liabilities, net	(10,229)	(8,018)

The Group offsets tax assets and liabilities if and only if it has a legally enforceable right to set off current tax assets and current tax liabilities and deferred tax assets and deferred tax liabilities relate to income taxes levied by the same tax authority.
For financial reporting purposes, the Group has not recognised deferred tax assets in the amount of RUB 29,600 million (2018: RUB 33,216 million) on losses in the amount of RUB 150,460 million (2018: RUB 177,639 million) that are available to carry forward against future taxable income of the subsidiaries in which the losses arose. Deferred tax assets have not been recognised in respect of these losses as it is not probable that future taxable profit will be available for utilization of such assets. Deferred tax assets on net operating loss carry forwards which are considered to be realisable in the future, are mostly related to the Russian subsidiaries.
A deferred tax liability of approximately RUB 305 million and RUB 302 million as of December 31, 2019 and 2018, respectively, has not been recognised for temporary differences related to the Group’s investment in foreign subsidiaries primarily as a result of unremitted earnings of consolidated subsidiaries, as it is the Group’s intention, generally, to reinvest such earnings permanently.

Similarly, a deferred tax liability of approximately RUB 105 million and nil as of December 31, 2019 and 2018, respectively, has not been recognised for temporary difference related to unremitted earnings of consolidated domestic subsidiaries as management believes the Group is able to control the timing of the reversal of these temporary differences and does not intend to reverse them in the foreseeable future.
Probable income tax risks of RUB 8,984 million and RUB 6,314 million as of December 31, 2019 and 2018, respectively, have been recorded in the Group’s consolidated financial statements. Due to changes in the Russian tax legislation effective January 1, 2017, calculation of the consolidated tax base of the consolidated group of taxpayers and the way to offset current losses and losses received in the previous tax periods (before January 2017) were changed. Due to the absence of official explanations of the regulatory authorities concerning changes, there is an uncertainty in the interpretation. The Group does not believe that any other material income tax matters exist relating to the Group, including current pending or future governmental claims and demands, which would require adjustment to the accompanying consolidated financial statements in order for those statements not to be materially misstated or misleading as of December 31, 2019.
Possible income tax risks of RUB 1,663 million and RUB 2,745 million as of December 31, 2019 and 2018, respectively, have not been recognised in the Group’s consolidated financial statements.